Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of reclassifications or changes in presentation
The following table reconciles the amounts in the consolidated balance sheet as at December 31, 2018 to the opening balance sheet on transition:

	As at		Restated balance as at
($ millions)	December 31, 2018	Adjustments	January 1, 2019
ROU asset	—	153.3	153.3
Deferred income tax	602.3	5.3	607.6
Other current liabilities (1) (2)	(39.4)	(26.4)	(65.8)
Other long-term liabilities (2)	(48.3)	44.8	(3.5)
Lease liability (1)	—	(191.4)	(191.4)
Deficit	10,567.2	14.4	10,581.6

(1)	The weighted average incremental borrowing rate used to determine the lease liability on transition was 4.40%.

(2)
On initial adoption, the Company elected to use the practical expedient to apply the previous assessment under IAS 37 for onerous contracts and deferred lease inducements. As a result, $11.0 million onerous contract provision and $39.8 million lease inducement were offset against the ROU asset.

The following table reconciles the commitments as at December 31, 2018 to the Company's lease liability as at January 1, 2019:

($ millions)
Operating leases (building, vehicle, and equipment leases)	348.6
Transportation commitments	90.0
Total contractual commitments as at December 31, 2018	438.6

Less:
Commitments that do not contain a lease	(90.0)
Non-lease components	(122.9)
Short-term leases	(0.5)

Add:
Subleased office space recoveries	44.8

Impact of discounting	(46.2)
Lease liability as at January 1, 2019	223.8